Basis of Presentation and Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Warrants and Rights Outstanding	$ 3,018
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Warrants and Rights Outstanding	$ 2,480